Income Taxes (10-K Details 4)	12 Months Ended
May 31, 2011
Internal Revenue Service IRS [Member]
Income Tax Examination [Line Items]
Income Tax Examination Year S Under Examination	2009 and 2010
Income Tax Examination Likelihood Of Unfavorable Settlement	Based on the information available, we do not anticipate significant changes to our unrecognized tax benefits as a result of these examinations.
Foreign Country [Member]
Income Tax Examination [Line Items]
Income Tax Examination Year S Under Examination	2001 through 2008
Income Tax Examination Likelihood Of Unfavorable Settlement	Based on the information available, we do not anticipate significant changes to our unrecognized tax benefits as a result of these examinations.